UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                               13F

                       FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended:  September 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) [  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Dworsky Alan Jacob, dba Mt. Auburn Management
Address:	Three Post Office Square
	Suite 500
	Boston, MA  02109

13F File Number: 28-2934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Suzanne E. Werber
Title:	Associate
Phone:	617-423-7707
Signature, Place, and Date of Signing:

Suzanne E. Werber	Boston, MA	November 7, 2003


Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  None



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	11

Form 13F Information Table Value Total:	$174,286



List of Other Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING
AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED
NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -
-------
Amgen                          COM              031162100    17356   269000 SH       SOLE                            269000
Analog Devices                 COM              032654105    16615   437000 SH       SOLE                            437000
Best Buy                       COM              086516101    22881   481500 SH       SOLE                            481500
Boston Scientific              COM              101137107    26381   413500 SH       SOLE                            413500
Cardinal Health                COM              14149Y108    10247   175500 SH       SOLE                            175500
First Data                     COM              319963104    14366   359500 SH       SOLE                            359500
Genentech                      COM              368710406    18232   227500 SH       SOLE                            227500
Nokia Corp                     COM              654902204    10951   702000 SH       SOLE                            702000
SAP                            COM              803054204    19204   631500 SH       SOLE                            631500
Wal-Mart Stores                COM              931142103      558    10000 SH       SOLE                             10000
Zimmer Holdings                COM              98956P102    17494   317500 SH       SOLE                            317500